Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 45.0%
	BUILDING-RESIDENTIAL/COMMERCIAL — 0.5%
142,951	William Lyon Homes - Class A*	$2,856,161
	COMPUTER SOFTWARE — 3.9%
296,248	InterXion Holding N.V.*,1,2	24,828,545
	EDUCATIONAL SOFTWARE — 0.2%
28,129	Instructure, Inc.*	1,356,099
	ELECTRONIC PARTS DISTRIBUTOR — 1.9%
81,880	Tech Data Corp.*	11,757,968
	ENERGY-ALTERNATE SOURCE — 2.3%
542,654	Pattern Energy Group, Inc. - Class A1	14,518,708
	FINANCE-LEASING COMPANIES — 1.6%
322,170	Aircastle Ltd.[1,2]	10,312,662
	MEDICAL PRODUCTS — 1.4%
295,614	Wright Medical Group N.V.*,2	9,010,315
	MEDICAL-BIOMEDICAL/GENERICS — 4.4%
630,333	ArQule, Inc.*	12,581,447
141,201	Audentes Therapeutics, Inc.*,1	8,449,468
52,190	Medicines Co.*	4,433,018
30,105	Synthorx, Inc.*	2,104,038
		27,567,971
	MEDICAL-DRUGS — 9.2%
303,543	Allergan PLC[1,2]	58,028,315
	MEDICAL-HM — 2.5%
48,171	WellCare Health Plans, Inc.*,1	15,906,546
	NETWORKING PRODUCTS — 0.9%
67,142	LogMeIn, Inc.	5,756,755
	PIPELINES — 4.1%
1,166,898	Tallgrass Energy LP - Class A	25,811,784
	REITS-WAREHOUSE/INDUSTRIES — 10.6%
1,117,806	Liberty Property Trust - REIT[1]	67,124,250

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL-JEWELRY — 1.5%
71,171	Tiffany & Co.[1]	$9,512,004
	TOTAL COMMON STOCKS
	(Cost $275,450,114)	284,348,083
	RIGHTS — 0.0%
451,878	Corium International, Expiration Date: March 31, 2020*,1,3	—
	TOTAL RIGHTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 31.2%
197,595,605	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.50%[4]	197,595,605
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $197,595,605)	197,595,605
	TOTAL INVESTMENTS — 76.2%
	(Cost $473,045,719)	481,943,688
	Other Assets in Excess of Liabilities — 23.8%	150,844,846
	TOTAL NET ASSETS — 100.0%	$632,788,534
	SECURITIES SOLD SHORT — (20.4)%
	COMMON STOCKS — (20.4)%
	BUILDING-RESIDENTIAL/COMMERCIAL — (0.4)%
(114,361)	Taylor Morrison Home Corp.*	(2,499,931)
	ELECTRONIC MEASURING INSTRUMENTS — (0.1)%
(94,698)	Fitbit, Inc. - Class A*	(622,166)
	MEDICAL-DRUGS — (3.7)%
(262,869)	AbbVie, Inc.	(23,274,421)
	MEDICAL-HM — (1.6)%
(162,817)	Centene Corp.*	(10,236,305)
	REITS-DIVERSIFIED — (4.0)%
(209,015)	Digital Realty Trust, Inc. - REIT	(25,027,456)

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS-WAREHOUSE/INDUSTRIES — (10.6)%
(754,519)	Prologis, Inc. - REIT	$(67,257,824)
	TOTAL COMMON STOCKS
	(Proceeds $123,887,668)	(128,918,103)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $123,887,668)	$(128,918,103)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(627)	Exercise Price: $22.00, Notional Amount: $(1,379,400), Expiration Date: January 17, 2020*	(3,135)
(143)	Exercise Price: $20.00, Notional Amount: $(286,000), Expiration Date: January 17, 2020*	(2,145)
(95)	Exercise Price: $21.00, Notional Amount: $(199,500), Expiration Date: January 17, 2020*	(475)
(2,491)	Exercise Price: $20.00, Notional Amount: $(4,982,000), Expiration Date: April 17, 2020*	(49,820)
(96)	Exercise Price: $22.00, Notional Amount: $(211,200), Expiration Date: April 17, 2020*	(720)
	TOTAL CALL OPTIONS
	(Proceeds $111,361)	(56,295)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $111,361)	$(56,295)

PLC — Public Limited Company
LP — Limited Partnership
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2] Foreign security denominated in U.S. Dollars.
[3] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4] The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 7.1%
$250,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 7.740% (1-Month USD Libor+600 basis points), 5/15/2035[1,2,3]	$250,926
1,000,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class DR, 4.504% (3-Month USD Libor+260 basis points), 11/17/2027[1,2,3]	931,088
100,000	Atrium Hotel Portfolio Trust Series 2018-ATRM, Class F, 5.740% (1-Month USD Libor+400 basis points), 6/15/2035[1,3,4]	100,687
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,2,4]	125,468
306,324	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR2, Class 2A1, 3.996%, 10/25/2035[2,4]	286,717
138,996	Fannie Mae Connecticut Avenue Securities Series 2016-C01, Class 2M2, 8.742% (1-Month USD Libor+695 basis points), 8/25/2028[2,3]	152,065
250,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,2]	253,382
554,024	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 2.032% (1-Month USD Libor+24 basis points), 3/25/2037[2,3]	211,792
250,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M10, 5.042% (1-Month USD Libor+325 basis points), 10/15/2049[1,2,3,4]	262,063
150,000	Pretium Mortgage Credit Partners I LLC Series 2019-NPL1, Class A2, 5.927%, 7/25/2060[1,2,5]	151,350
700,063	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,4]	497,909
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	233,381
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[2,4]	100,718
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,602,033)	3,557,546

Number of Shares
	CLOSED-END FUNDS — 19.5%
22,508	Aberdeen Emerging Markets Equity Income Fund, Inc.[6]	171,511
49,050	Aberdeen Total Dynamic Dividend Fund[6]	438,997
24,949	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[6]	324,337
2,472	BlackRock California Municipal Income Trust[6]	33,520
9,182	BlackRock Credit Allocation Income Trust	128,364
48,626	BlackRock Debt Strategies Fund, Inc.[6]	544,611

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
9,902	BlackRock New York Municipal Income Quality Trust[6]	$136,153
11,422	BlackRock Resources & Commodities Strategy Trust[6]	92,176
38,396	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[6]	484,941
14,624	Clough Global Equity Fund[6]	176,512
29,670	Clough Global Opportunities Fund[6]	280,085
2,706	Cohen & Steers Infrastructure Fund, Inc.	70,897
3,705	Cornerstone Strategic Value Fund, Inc.[6]	41,543
20,195	Delaware Enhanced Global Dividend & Income Fund[6]	210,028
9,361	Duff & Phelps Utility and Corporate Bond Trust, Inc.[6]	85,560
5,913	Eaton Vance Floating-Rate Income Plus Fund[6]	94,608
48,950	Eaton Vance Ltd. Duration Income Fund[6]	648,587
28,417	Eaton Vance Senior Income Trust[6]	182,153
9,483	Eaton Vance Tax-Managed Buy-Write Strategy Fund[6]	97,106
2,764	GDL Fund[6]	25,705
5,511	Highland Global Allocation Fund/CEF[6]	51,473
19,170	Highland Income Fund[6]	238,283
2,714	India Fund, Inc.[6]	54,633
16,725	Invesco Dynamic Credit Opportunities Fund[6]	189,829
9,640	Invesco High Income Trust II6	137,659
98	Invesco Municipal Opportunity Trust	1,211
38,164	Invesco Senior Income Trust[6]	163,724
7,489	John Hancock Tax-Advantaged Global Shareholder Yield Fund	52,947
22,591	Kayne Anderson MLP/Midstream Investment Co.[6]	314,693
1,935	Lazard Global Total Return and Income Fund, Inc.[6]	32,024
1,621	Neuberger Berman High Yield Strategies Fund, Inc.[6]	20,019
5,167	Neuberger Berman New York Municipal Fund, Inc.[6]	64,387
11,887	NexPoint Strategic Opportunities Fund	210,519
19,797	Nuveen AMT-Free Municipal Credit Income Fund[6]	330,016
7,988	Nuveen AMT-Free Quality Municipal Income Fund[6]	114,867
43,181	Nuveen Credit Strategies Income Fund[6]	331,198
11,039	Nuveen Georgia Quality Municipal Income Fund[6]	139,202
3,872	Nuveen Intermediate Duration Quality Municipal Term Fund[6]	53,743
2,204	Nuveen Ohio Quality Municipal Income Fund[6]	33,997
601	Nuveen Texas Quality Municipal Income Fund	8,612
47,527	PGIM Global High Yield Fund, Inc.[6]	713,856
10,911	PGIM High Yield Bond Fund, Inc.[6]	168,029
25,310	PIMCO Energy & Tactical Credit Opportunities Fund[6]	417,615
7,798	Putnam Municipal Opportunities Trust[6]	102,544
20,174	Royce Micro-Cap Trust, Inc.[6]	172,286
5,419	Source Capital, Inc.[6]	209,661
7,181	Special Opportunities Fund, Inc.[6]	105,776
12,415	Swiss Helvetia Fund, Inc.	104,410

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
55,512	Templeton Global Income Fund[6]	$340,289
3,648	Voya Emerging Markets High Income Dividend Equity Fund[6]	29,148
15,079	Voya Global Equity Dividend and Premium Opportunity Fund	93,339
8,304	Voya Natural Resources Equity Income Fund	34,212
67,129	Voya Prime Rate Trust[6]	336,316
16,692	Western Asset Global High Income Fund, Inc.[6]	167,254
	TOTAL CLOSED-END FUNDS
	(Cost $9,465,238)	9,805,165

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%
	Alternative Loan Trust
$53,048	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	52,632
10,551,960	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4,7]	156,475
281,394	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	183,303
163,462	American Home Mortgage Assets Trust Series 2007-1, Class A1, 2.939% (12MTA+70 basis points), 2/25/2047[2,3]	99,968
69,850	Banc of America Funding Trust Series 2007-A, Class 2A1, 1.925% (1-Month USD Libor+16 basis points), 2/20/2047[2,3]	68,501
205,169	Bear Stearns Trust Series 2005-7, Class 22A1, 4.103%, 9/25/2035[2,4]	170,223
463,253	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	381,437
200,000	CSMC Trust Series 2017-PFHP, Class G, 7.890% (1-Month USD Libor+615 basis points), 12/15/2030[1,3,4]	201,026
229,523	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 2.072% (1-Month USD Libor+28 basis points), 8/25/2036[2,3]	222,949
300,207	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 1.972% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	291,202
185,415	HarborView Mortgage Loan Trust Series 2006-13, Class A, 1.944% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	158,925
174,501	Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007%, 9/25/2059[1,2,4]	175,782
119,197	Impac CMB Trust Series 2004-10, Class 3A1, 2.492% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	115,863
2,908	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 4.349%, 6/25/2037[2,4]	2,664

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$155,302	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.032% (1-Month USD Libor+24 basis points), 10/25/2046[2,3]	$122,001
	MASTR Alternative Loan Trust
548,066	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	391,281
303,044	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	245,108
631,726	Merrill Lynch Alternative Note Asset Trust Series 2007-A2, Class A3A, 1.902% (1-Month USD Libor+11 basis points), 3/25/2037[2,3]	255,365
	Morgan Stanley Mortgage Loan Trust
535,126	Series 2006-13AX, Class A2, 2.132% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	283,074
356,406	Series 2007-7AX, Class 2A1, 1.912% (1-Month USD Libor+12 basis points), 4/25/2037[2,3,4]	186,293
314,713	Series 2006-1AR, Class 1A1, 2.072% (1-Month USD Libor+28 basis points), 2/25/2036[2,3]	258,938
	RALI Trust
182,742	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	174,646
274,182	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[2]	262,036
273,067	Series 2006-QS16, Class A7, 6.000%, 11/25/2036[2]	251,695
393,788	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	360,306
407,408	Series 2006-QO9, Class 1A3A, 1.992% (1-Month USD Libor+20 basis points), 12/25/2046[2,3]	372,857
241,033	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	229,946
516,622	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 2.492% (1-Month USD Libor+70 basis points), 5/25/2036[2,3]	469,376
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,277,399)	6,143,872

Number of Shares
	COMMON STOCKS — 36.9%
	COMMUNICATIONS — 2.2%
159,662	eDreams ODIGEO S.A.*	764,730
10,523	Spark Networks S.E. - ADR*,8	47,669
8,701	Twitter, Inc.*,6	278,867
		1,091,266
	CONSUMER DISCRETIONARY — 2.6%
66,307	EZCORP, Inc. - Class A*,6	452,214
66,298	Potbelly Corp.*,6	279,777
39,327	Select Interior Concepts, Inc. - Class A*,6	353,550
1,154	Tiffany & Co.	154,232

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
2,306	William Lyon Homes - Class A*	$46,074
		1,285,847
	CONSUMER STAPLES — 2.9%
52,333	Darling Ingredients, Inc.*,6	1,469,511
	ENERGY — 1.6%
84	Calumet Specialty Products Partners LP*	307
22,339	CrossAmerica Partners LP6	403,219
19,030	Tallgrass Energy LP - Class A6	420,943
		824,469
	FINANCIALS — 6.9%
3,014	8i Enterprises Acquisition Corp.*,6,8	30,200
3,452	Agba Acquisition Ltd.*,6,8	35,210
5,205	Aircastle Ltd.[8]	166,612
5,879	Alussa Energy Acquisition Corp.*,8	59,260
4,149	Amplitude Healthcare Acquisition Corp.*	41,697
2,493	B Riley Principal Merger Corp. - Class A*,6	24,955
43,892	Barings BDC, Inc.[6]	451,210
13,056	Big Rock Partners Acquisition Corp.*,6	138,394
3,246	Churchill Capital Corp. II*,6	34,988
1,699	CIIG Merger Corp.*	17,194
2,505	Crescent Acquisition Corp.*,6	25,651
3,229	Diamond Hill Investment Group, Inc.[6]	453,545
2,523	Fellazo, Inc.*,6,8	25,482
5,713	Greenvision Acquisition Corp.*	57,701
2,434	GX Acquisition Corp.*,6	24,851
1,777	Haymaker Acquisition Corp. II*,6	18,659
849	Healthcare Merger Corp.*	8,787
808	Insurance Acquisition Corp.*,6	8,331
112	Juniper Industrial Holdings, Inc.*	1,131
3,267	Landcadia Holdings II, Inc.*	33,062
20,144	Leisure Acquisition Corp.*,6	209,901
17,954	Liberty Property Trust - REIT[6]	1,078,138
6,857	LIV Capital Acquisition Corp.*,8	68,844
6,824	Merida Merger Corp. I*,6	66,398
2,694	Netfin Acquisition Corp.*,6,8	27,209
3,314	Osprey Technology Acquisition Corp.*	33,737
4,824	Pivotal Investment Corp. II*,6	49,205
12,005	Portman Ridge Finance Corp.[6]	25,451
3,268	Proficient Alpha Acquisition Corp.*,6	32,124

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,143	PropTech Acquisition Corp.*	$21,859
2,738	Replay Acquisition Corp.*,6,8	28,338
154	SC Health Corp.*,6,8	1,571
3,524	South Mountain Merger Corp.*,6	36,121
1,131	Stable Road Acquisition Corp.*	11,638
1,752	Thunder Bridge Acquisition II Ltd.*,6,8	18,308
3,830	Trine Acquisition Corp.*,6	38,530
2,698	Tuscan Holdings Corp.*,6	27,924
2,464	Tuscan Holdings Corp. II*,6	24,763
		3,456,979
	HEALTH CARE — 3.7%
4,935	Allergan PLC[6,8]	943,424
10,278	ArQule, Inc.*,6	205,149
2,277	Audentes Therapeutics, Inc.*,6	136,256
21,045	Harvard Bioscience, Inc.*	64,187
805	Medicines Co.*	68,377
484	Synthorx, Inc.*,6	33,827
811	WellCare Health Plans, Inc.*,6	267,800
4,811	Wright Medical Group N.V.*,8	146,639
		1,865,659
	INDUSTRIALS — 4.8%
19,715	Diamond S Shipping, Inc.*,6,8	330,029
11,029	Euronav N.V.[8]	138,303
61,254	Global Ship Lease, Inc. - Class A*,6,8	540,873
9,646	Heritage-Crystal Clean, Inc.*,6	302,595
18,412	International Seaways, Inc.*,6,8	547,941
20,770	Navigator Holdings Ltd.*,6,8	279,772
7,023	Scorpio Tankers, Inc.[6,8]	276,285
		2,415,798
	MATERIALS — 5.4%
23,833	AdvanSix, Inc.*,6	475,707
14,639	Cameco Corp.[6,8]	130,287
43,340	Chemtrade Logistics Income Fund	368,120
166,196	IPL Plastics, Inc.*	1,008,489
6,688	Lydall, Inc.*	137,238
31,600	Orion Engineered Carbons S.A.[6,8]	609,880
		2,729,721

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 6.3%
74,905	EXFO, Inc.*,6,8	$347,559
821	Instructure, Inc.*	39,580
4,542	InterDigital, Inc.	247,494
4,754	InterXion Holding N.V.*,6,8	398,433
1,089	LogMeIn, Inc.	93,371
4,554	MicroStrategy, Inc. - Class A*,6	649,537
53,717	Nokia Oyj - ADR[6,8]	199,290
533	Silicom Ltd.*,8	17,728
175,764	Sonim Technologies, Inc.*,6	638,023
9,623	Super Micro Computer, Inc.*,6	231,144
1,335	Tech Data Corp.*,6	191,706
4,019	Vishay Precision Group, Inc.*,6	136,646
		3,190,511
	UTILITIES — 0.5%
8,701	Pattern Energy Group, Inc. - Class A6	232,795
	TOTAL COMMON STOCKS
	(Cost $16,854,896)	18,562,556

Principal Amount
	CORPORATE BONDS — 2.3%
	FINANCIALS — 2.3%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	305,624
200,000	Atlantic Capital Bancshares, Inc. 6.250% (3-Month USD Libor+468 basis points), 9/30/2025[1,2,4]	202,284
60,000	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[6,9]	60,225
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	306,601
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	306,735
		1,181,469
	TOTAL CORPORATE BONDS
	(Cost $1,162,185)	1,181,469

Number of Shares
EXCHANGE-TRADED DEBT SECURITIES — 1.4%
FINANCIALS — 1.4%
1,406	Capital Southwest Corp. 5.950%, 12/15/2022[2,6]	36,767

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
16,516	Oxford Square Capital Corp. 6.500%, 3/30/2024[2,6]	$420,828
5,256	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2,6]	133,660
3,640	THL Credit, Inc. 6.125%, 10/30/2023[2,6]	95,513
		686,768
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $668,518)	686,768
	RIGHTS — 0.0%
3,014	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,7,8	1,148
13,056	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*,6,7	3,264
14,253	Corium International, Expiration Date: March 31, 2020*,6,7,10	—
6,862	KBL Merger Corp IV, Expiration Date: February 28, 2020*,6,7	983
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2020*,6,7	5,385
	TOTAL RIGHTS
	(Cost $0)	10,780
	WARRANTS — 0.0%
3,014	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,7,8	1,058
1,246	B Riley Principal Merger Corp., Expiration Date: April 8, 2024*,6,7	1,022
6,528	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,6,7	1,012
1,542	Immunovant, Inc., Expiration Date: April 1, 2024*,6,7	3,084
1,303	KBL Merger Corp IV, Expiration Date: January 15, 2024*,7	104
2,730	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,7	1,468
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,6,7	9,971
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,6,7	1,706
9,247	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,6,7	3,051
	TOTAL WARRANTS
	(Cost $370)	22,476
	SHORT-TERM INVESTMENTS — 25.9%
13,030,753	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 1.502%[6,11]	13,030,753
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,030,753)	13,030,753
	TOTAL INVESTMENTS — 105.3%
	(Cost $51,061,392)	53,001,385
	Liabilities in Excess of Other Assets — (5.3)%	(2,667,677)
	TOTAL NET ASSETS — 100.0%	$50,333,708

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (27.1)%
	COMMON STOCKS — (24.9)%
	COMMUNICATIONS — (1.8)%
(5,463)	EverQuote, Inc. - Class A*	$(187,654)
(25,189)	Meet Group, Inc.*	(126,197)
(747)	Shopify, Inc. - Class A*,8	(296,992)
(2,855)	Shutterstock, Inc.*	(122,423)
(5,979)	TechTarget, Inc.*	(156,052)
		(889,318)
	CONSUMER DISCRETIONARY — (4.7)%
(6,534)	Adient PLC*,8	(138,847)
(2,773)	Chuy's Holdings, Inc.*	(71,876)
(11,673)	Denny's Corp.*	(232,059)
(463)	Domino's Pizza, Inc.	(136,020)
(6,109)	El Pollo Loco Holdings, Inc.*	(92,490)
(2,507)	Freshpet, Inc.*	(148,139)
(5,071)	Kontoor Brands, Inc.	(212,931)
(10)	Methode Electronics, Inc.	(394)
(6,519)	OneSpaWorld Holdings Ltd.*,8	(109,780)
(12,260)	Regis Corp.*	(219,086)
(8,319)	Sally Beauty Holdings, Inc.*	(151,822)
(1,846)	Taylor Morrison Home Corp.*	(40,354)
(1,206)	Tesla, Inc.*	(504,506)
(1,687)	Wingstop, Inc.	(145,470)
(3,108)	Winnebago Industries, Inc.	(164,662)
		(2,368,436)
	CONSUMER STAPLES — (0.5)%
(500)	Beyond Meat, Inc.*	(37,800)
(805)	Clorox Co.	(123,600)
(4,571)	elf Beauty, Inc.*	(73,730)
		(235,130)
	ENERGY — (0.3)%
(1,812)	SolarEdge Technologies, Inc.*	(172,303)
	FINANCIALS — (3.6)%
(2,973)	Axos Financial, Inc.*	(90,022)
(3,353)	Digital Realty Trust, Inc. - REIT	(401,488)
(1,114)	Goosehead Insurance, Inc. - Class A	(47,234)
(7,562)	Hargreaves Lansdown PLC	(193,833)
(12,119)	Prologis, Inc. - REIT	(1,080,288)
		(1,812,865)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE — (5.1)%
(4,274)	AbbVie, Inc.	$(378,420)
(3,870)	Apyx Medical Corp.*	(32,740)
(5,324)	AtriCure, Inc.*	(173,083)
(2,742)	Centene Corp.*	(172,389)
(1,705)	Inmode Ltd.*,8	(66,836)
(12,108)	Joint Corp.*	(195,423)
(7,885)	Lannett Co., Inc.*	(69,546)
(1,200)	Neurocrine Biosciences, Inc.*	(128,988)
(4,051)	Pacira BioSciences, Inc.*	(183,510)
(2,523)	Pennant Group, Inc.*	(83,436)
(2,474)	Sientra, Inc.*	(22,118)
(1,815)	Tactile Systems Technology, Inc.*	(122,531)
(7,271)	Teladoc Health, Inc.*	(608,728)
(3,376)	Twist Bioscience Corp.*	(70,896)
(6,398)	Varex Imaging Corp.*	(190,724)
(9,064)	Zynex, Inc.*	(71,334)
		(2,570,702)
	INDUSTRIALS — (2.3)%
(544)	AAON, Inc.	(26,879)
(5,711)	Advanced Energy Industries, Inc.*	(406,623)
(1,740)	Axon Enterprise, Inc.*	(127,507)
(1,615)	Badger Meter, Inc.	(104,862)
(1,234)	National Presto Industries, Inc.	(109,073)
(838)	Pool Corp.	(177,975)
(1,168)	SiteOne Landscape Supply, Inc.*	(105,879)
(6,454)	WillScot Corp.*	(119,335)
		(1,178,133)
	MATERIALS — (1.0)%
(217)	NewMarket Corp.	(105,575)
(886)	Quaker Chemical Corp.	(145,764)
(1,213)	WD-40 Co.	(235,492)
		(486,831)
	TECHNOLOGY — (5.6)%
(20,839)	Allscripts Healthcare Solutions, Inc.*	(204,535)
(9,268)	Avaya Holdings Corp.*	(125,118)
(12,026)	Cerence, Inc.*	(272,149)
(729)	Cree, Inc.*	(33,643)
(2,309)	Digi International, Inc.*	(40,916)
(11,471)	Digital Turbine, Inc.*	(81,788)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(2,967)	Diodes, Inc.*	$(167,250)
(23,514)	Extreme Networks, Inc.*	(173,298)
(1,520)	Fitbit, Inc. - Class A*	(9,987)
(7,454)	FormFactor, Inc.*	(193,580)
(9,430)	Inovalon Holdings, Inc. - Class A*	(177,473)
(1,008)	Insight Enterprises, Inc.*	(70,852)
(16,577)	Lattice Semiconductor Corp.*	(317,284)
(1,248)	LivePerson, Inc.*	(46,176)
(5,922)	MACOM Technology Solutions Holdings, Inc.*	(157,525)
(2,485)	Micron Technology, Inc.*	(133,643)
(8,834)	NetScout Systems, Inc.*	(212,634)
(2,358)	Phreesia, Inc.*	(62,817)
(2,445)	Power Integrations, Inc.	(241,835)
(1,712)	Synaptics, Inc.*	(112,598)
		(2,835,101)
	TOTAL COMMON STOCKS
	(Proceeds $11,573,801)	(12,548,819)
	EXCHANGE-TRADED FUNDS — (2.2)%
(13,696)	Invesco Senior Loan ETF	(312,543)
(4,497)	iShares iBoxx High Yield Corporate Bond ETF	(395,466)
(1,900)	SPDR Bloomberg Barclays High Yield Bond ETF	(208,126)
(6,000)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(161,640)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,074,632)	(1,077,775)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $12,648,433)	$(13,626,594)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	ArQule, Inc.
(10)	Exercise Price: $22.00, Notional Amount: $(22,000), Expiration Date: January 17, 2020*	(50)
(2)	Exercise Price: $20.00, Notional Amount: $(4,000), Expiration Date: January 17, 2020*	(30)
(1)	Exercise Price: $21.00, Notional Amount: $(2,100), Expiration Date: January 17, 2020*	(5)
(40)	Exercise Price: $20.00, Notional Amount: $(80,000), Expiration Date: April 17, 2020*	(800)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Exercise Price: $22.00, Notional Amount: $(2,200), Expiration Date: April 17, 2020*	$(8)
	TOTAL CALL OPTIONS
	(Proceeds $1,753)	(893)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,753)	$(893)

ADR — American Depository Receipt
ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,690,970, which represents 7.33% of total net assets of the Fund.
[2] Callable.
[3] Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security.
[5] Step rate security.
[6] All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[7] Illiquid security. The total illiquid securities represent 0.38% of Net Assets. Total value of these securities is $189,731.
[8] Foreign security denominated in U.S. Dollars.
[9] Convertible security.
[10] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[11] The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedule of Investments.